Kevin L. Cooney

Member

513.870.8245 (t)

513.870.0999 (f)

kcooney@fbtlaw.com

May 5, 2017

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Annuity Investors Variable Account B
The Commodore Advantage® Variable Annuity
File Nos. 333-51971 and 811-08017
Rule 497(j) Certification

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Frost Brown Todd LLC, on behalf of Annuity Investors Variable Account B (the Registrant) and Annuity Investors Life Insurance Company (the Depositor), certifies that (1) the form of Prospectus, Supplemental Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment (Post-Effective Amendment No. 26) to the Registrant’s Registration Statement, and (2) the text of the most recent Post-Effective Amendment was filed electronically on or about April 28, 2017.

Please address any questions or comments to the undersigned at (513) 870-8245.

Sincerely,

FROST BROWN TODD LLC

By:	/s/ Kevin L. Cooney
Kevin L. Cooney

9277 Centre Pointe Drive | Suite 300 | West Chester, OH 45069-4866 | 513.870.8200 | frostbrowntodd.com

Offices in Indiana, Kentucky, Ohio, Pennsylvania, Tennessee, Texas, Virginia and West Virginia